Share-based payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)							6 Months Ended	12 Months Ended
	Jun. 29, 2026 USD ($) $ / shares	Jun. 01, 2026 USD ($) $ / shares	May 11, 2026 USD ($) $ / shares	Apr. 01, 2026 USD ($) $ / shares	Apr. 01, 2025 USD ($) $ / shares	Apr. 08, 2024 USD ($) $ / shares	Jun. 30, 2026 USD ($) EquityInstruments $ / shares	Dec. 31, 2025 USD ($) EquityInstruments $ / shares
Performance units (PUs)
Share-based payments
Risk free rate							4.44%	4.18%
Fair value (USD) | $							$ 19.1	$ 26.17
Share price (USD) | $ / shares							$ 19.1	$ 26.17
Volatility							1.86%	1.85%
Share units outstanding at beginning of period							277,073
Settlements/ terminations							(92,800)	(129,062)
Total awards outstanding at end of period							289,737	277,073
Performance units (PUs) | Minimum
Share-based payments
Performance multiplier percentage							69.00%	26.00%
Performance units (PUs) | Maximum
Share-based payments
Performance multiplier percentage							90.00%	83.00%
Performance units (PUs) | January 2022
Share-based payments
Exercise price | $ / shares								$ 9.18
Performance units (PUs) | April 2023
Share-based payments
Exercise price | $ / shares							$ 22.59	12.49
Performance units (PUs) | April 2024
Share-based payments
Exercise price | $ / shares							$ 22.59	$ 12.49
Performance units (PUs) | 2022
Share-based payments
Share units outstanding at beginning of period								22,574
Performance units (PUs) | 2023
Share-based payments
Share units outstanding at beginning of period							28,062	61,073
Total awards outstanding at end of period								28,062
Performance units (PUs) | 2024
Share-based payments
Share units outstanding at beginning of period							100,842	163,142
Total awards outstanding at end of period								100,842
Performance units (PUs) | 2025
Share-based payments
Share units outstanding at beginning of period							148,169
Units granted								159,346
Total awards outstanding at end of period								148,169
Performance units (PUs) | 2026
Share-based payments
Units granted							105,464
Equity-settled performance units (EPUs) | Minimum
Share-based payments
Performance multiplier percentage							69.50%	26.00%
Equity-settled performance units (EPUs) | Maximum
Share-based payments
Performance multiplier percentage							100.00%	83.00%
Equity-settled performance units (EPUs) | April 8, 2024
Share-based payments
Fair value (USD) | $						$ 9.53
Share price (USD) | $ / shares						$ 10.91
Performance multiplier percentage						100.00%	83.00%
Total awards outstanding at end of period							121,995
Equity-settled performance units (EPUs) | April 1, 2025
Share-based payments
Fair value (USD) | $					$ 10.06
Share price (USD) | $ / shares					$ 12.49
Performance multiplier percentage					100.00%		70.00%
Total awards outstanding at end of period							107,615
Equity-settled performance units (EPUs) | April 1, 2026
Share-based payments
Fair value (USD) | $				$ 21.92
Share price (USD) | $ / shares				$ 22.59
Performance multiplier percentage				100.00%			90.00%
Total awards outstanding at end of period							77,329
Equity-settled performance units (EPUs) | April 1, 2026 | Bilboes Management
Share-based payments
Fair value (USD) | $				$ 21.92
Share price (USD) | $ / shares				$ 22.59
Performance multiplier percentage				100.00%			100.00%
Total awards outstanding at end of period							77,329
Equity-settled performance units (EPUs) | May 11, 2026 | Bilboes Management
Share-based payments
Fair value (USD) | $			$ 22.81
Share price (USD) | $ / shares			$ 23.92
Performance multiplier percentage			100.00%				100.00%
Total awards outstanding at end of period							17,462
Equity-settled performance units (EPUs) | June 1, 2026 | Bilboes Management
Share-based payments
Fair value (USD) | $		$ 20.98
Share price (USD) | $ / shares		$ 23.76
Performance multiplier percentage		100.00%					100.00%
Total awards outstanding at end of period							5,225
Equity-settled performance units (EPUs) | June 29, 2026
Share-based payments
Fair value (USD) | $	$ 18.1
Share price (USD) | $ / shares	$ 19.43
Performance multiplier percentage	100.00%						90.00%
Total awards outstanding at end of period							4,544
Equity restricted share units (ERSUs) | April 1, 2026
Share-based payments
Fair value (USD) | $				$ 12.49
Share price (USD) | $ / shares				$ 12.49
Performance multiplier percentage				100.00%
Total awards outstanding at end of period							4,176